                        (R)
   The First Australia
   Prime Income
   Fund, Inc.
--------------------------------------------------
-----------------
   Semi-Annual Report
   April 30, 1998

                    Highlights

   - 10.7% cash distribution rate for the year.
   - Shareholders attending the AGM approved amendments to
     the Fund's mandate including: allowing up to 35% of
     assets to be invested in Asian debt
securities.
   - NAV return of 10.5% per annum since
inception,
     assuming reinvestment  of distributions.
   - Australian Dollar depreciation detracts from performance.

                             LETTER TO
SHAREHOLDERS

June 12, 1998
Dear Shareholder,
   We are pleased to present this semi-annual
report which covers the activities
of The First Australia Prime Income Fund, Inc.
('the Fund') for the six months
ended April 30, 1998. Included in this report is a
review of the Australian and
New Zealand economies and investment markets,
together with an overview of the
Fund's investments prepared by the Investment
Manager, EquitiLink International
Management Limited.
Annual General Meeting
   We are pleased with the positive outcome of the
Annual General Meeting which
was held on May 14, 1998. The Shareholders
attending voted to amend the Fund's
mandate, allowing it to invest up to 35% of its
assets in Asian debt securities
and to permit it to invest in certain derivative
securities. These amendments
were unanimously supported by the Board of
Directors. The ability to now
selectively invest in Asian debt securities should
allow the Fund to capitalize
on a high interest rate opportunity and the
potential for future capital gains.
This supports our goal of providing a very
competitive yield for our
Shareholders.
Investment Markets
   The Australian bond market was strong over the
six months to April 30, 1998,
supported by slower economic growth and continued
low inflation. Australian
10-year bond yields finished the period at 5.77%,
down 0.19%. Ninety-day bank
bill rates rose from 4.84% to 4.97%. Since the end
of April, the bond market has
continued to perform strongly. Australian 10-year
bond yields have fallen 0.20%
to 5.57% at the date of this report. Over the same
period, 90-day bank bills
rates have risen 0.67% to 5.64% on market
expectations of an interest rate
increase to support the Australian dollar.
   The New Zealand bond market weakened over the
period driven by a weaker New
Zealand dollar. Ten-year government bond rates
rose from 6.54% to 6.76%.
   Slower economic growth, continued low inflation
and an improving Federal
budget position will support the Australian bond
market. However, bond yields
are vulnerable to any adverse movements in the
U.S. bond market.
   The Australian dollar fell by US5 cents to US65
cents over the six months to
April 30, 1998. During this period the most
significant factors affecting the
currency were concerns about the Asian crisis and
the associated fall in
commodity prices. Since April 30, the Australian
dollar fell 9.5% to US59 cents
against the U.S. dollar.
Investment Performance
   The Fund's Net Asset Value (NAV) in U.S. dollar
terms returned -7.8% over the
six months and -9.8% over the year to April 30,
1998, due to the fall in the
Australian dollar. Since inception the Fund's NAV
has returned 10.5% per annum
to April 30, 1998. The Fund's share price return
was -8.1% for the six months
and -13.8% for the year. Since inception the share
price return was 9.7% per
annum. The NAV and share price returns both assume
reinvestment of
distributions.
Distributions
   Distributions for the year to April 30, 1998
totalled US76 cents per share.
Based upon the share price of US$7.125 at April
30, 1998, the cash distribution
rate for the year was 10.7%. Since all
distributions are paid after deducting
                                       1

Australian and New Zealand withholding taxes, the effective yield is higher for those U.S. investors who are able to claim a tax credit. At its meeting held on June 11, 1998, the Board of Directors resolved to continue paying a monthly distribution of US6 cents per share through September when the Board will review the position at its next quarterly meeting.
Dividend Reinvestment and Cash Purchase Plan
   We invite you to participate in the Fund's
Dividend Reinvestment and Cash
Purchase Plan ('the Plan') which allows you to automatically re-invest your distributions in shares of the Fund's common stock at favorable commission rates. The Plan also enables you to make additional cash investments in shares of at least US$100 per month. Under this arrangement, the Plan Agent will purchase shares for you on the stock exchange or otherwise on the open market on or about the 15th of each month.
   As a Participant in the Plan, you will have the convenience of:
   Automatic reinvestment -- the Plan Agent will automatically reinvest your distributions, allowing you to gradually grow your holdings in the Fund;
   Lower costs -- shares purchased on your behalf under the Plan will be at reduced brokerage rates;
   Convenience -- the Plan Agent will hold your shares in non-certificated form and will provide a detailed record of your holdings at the end of each distribution period.
   The following chart shows the return earned by shareholders who invested
US$10,000 on April 30, 1986 and have participated in the Dividend Reinvestment
Plan.

(CHART)
                                       2

   To request a brochure containing information of the Plan, together with an authorization form, please telephone the Plan
Agent, State Street Bank & Trust
Company, toll-free on 1-800-451-6788.
   For information on the Fund, or the Fund's
Dividend Reinvestment and Cash
Purchase Plan, please telephone Investor Relations at Dewe Rogerson, toll free on 1-800-323-9995.

Sincerely,

Laurence S. Freedman
Brian M. Sherman
Chairman
President

                        REPORT OF THE INVESTMENT
MANAGER
PERFORMANCE
Distributions
   During the 12 months to April 30, 1998, the
Fund paid a total of US76 cents
per share in distributions, consisting of four
monthly payments of US7 cents per
share and eight monthly payments of US6 cents per
share. The Board's policy is
to provide investors with a stable monthly
distribution out of current income
supplemented by realized capital gains if
required. The current monthly
distribution of US6 cents per share was reviewed
in June 1998. The Board will
review the Fund's current monthly distribution
rate of US6 cents per share at
the next meeting of the Board of Directors to be
held in September 1998.
   Based upon the April 30, 1998 share price of
US$7.125 and total distributions
paid over the past 12 months, the shares provided
an annual cash distribution
rate of 10.7%. All distributions are paid after
deducting Australian and New
Zealand withholding taxes.
Net Asset Value Performance
   The Net Asset Value (NAV) per share of the Fund
at April 30, 1998 was
US$7.79. Assuming reinvestment of distributions,
the NAV decreased by 7.8% over
the six months and by 9.8% over the year to April
30, 1998 principally as a
result of the decline in the Australian Dollar.
Since inception, the Fund's NAV
has returned 10.5% per annum to April 30, 1998. At
the date of this report, the
NAV per share was US$6.80.
Share Price
   At April 30, 1998 the share price was US$7.125,
representing a discount of
8.5% to the NAV. At the date of this report, the
share price closed at US$6.625,
representing a 2.6% discount to the NAV. The
Fund's total investment return,
based on share price and assuming reinvestment of
distributions, was -8.1% for
the six months and -13.8% for the year to April
30, 1998. Since inception the
share price return was 9.7% per annum.
                                       3

Auction Market Preferred Stock (AMPS)
   The Fund's AMPS continue to be well bid with an average interest rate over the quarter of 5.34%, compared with 5.51% for 30-day U.S. Commercial Paper.
Quality of Investments
   The Fund has maintained a high credit quality.
As of April 30, 1998, 98% of
the Fund's investments were in securities where either the issue or the issuer was rated AA or better by Standard & Poor's, Aa or better by Moody's Investors
Service Inc. or, if unrated, were judged to be of equivalent quality by the
Investment Manager. The remaining 2% of the Fund was invested in securities where either the issue or the issuer was rated A.
The following table shows the
ratings of securities held by the Fund as of April
30, 1998.

Ratings         Australia & New Zealand
U.S.
--------------------------------------------------
----
  AAA                       73
100
   AA                       25
--
   A                         2
--
--------------------------------------------------
----
 Total                     100%
100 %
--------------------------------------------------
----

Portfolio Composition
   The following table shows the geographic composition of the Fund's investments.

United
      Date                Australia          New
Zealand         States
--------------------------------------------------
----------------------
April 30, 1998                96%
3%               1%
January 31, 1998              95%
3%               2%
October 31, 1997              95%
3%               2%
July 31, 1997                 99%
--                1%
April 30, 1997                98%
1%               1%
--------------------------------------------------
----------------------

   At April 30, 1998 the average maturity of the Fund's assets, including cash, was 5.5 years. This compares with 5.6 years at January 31, 1998 and 5.8 years at
April 30, 1997. The following table shows the maturity composition of the Fund's investments.

--------------------------------------------------
------------------------------------------
                         Under              1 to 5
5 Years to          10 Years
      Date               1 Year             Years
10 Years           and Over
--------------------------------------------------
------------------------------------------
April 30, 1998              7%                41%
46%                 6%
January 31, 1998            6%                44%
42%                 8%
October 31, 1997            6%                43%
44%                 7%
July 31, 1997               6%                41%
40%                13%
April 30, 1997              8%                44%
38%                10%
--------------------------------------------------
------------------------------------------

   The following table shows the sectoral
composition of the portfolio at April
30, 1998:

--------------------------------------------------
-----------------------------------
                                       State and
Eurobonds &       Commercial
                    Government*       Semi Govt.**
Corporates         Banks***
--------------------------------------------------
-----------------------------------
Australia               27.2%             23.6%
39.4%             6.1%
New Zealand              1.6%               --
1.3%             0.1%
United States             --                --
--              0.7%
                    -----------       ------------
-----------       ----------
Total                   28.8%             23.6%
40.7%             6.9%
--------------------------------------------------
-----------------------------------
 * Includes government guaranteed debt.
 ** Includes State Government Guaranteed Banks.
*** Includes cash held by the Fund's custodian and
repurchase agreements.

--------------------------------------------------
------------------------------
             REVIEW AND OUTLOOK FOR THE AUSTRALIAN
AND NEW ZEALAND
                               FINANCIAL MARKETS
--------------------------------------------------
------------------------------
AUSTRALIA
Economy
   The Australian economy slowed from mid-1997,
reflecting the impact of the
Asian crisis on export growth. Domestic demand
remained firm, supported by
private consumption and a housing sector recovery.
Inflation remained low, with
underlying (core) inflation at a 1.5% annualized
rate in the March quarter. The
Manager expects that the Asian crisis will
continue to dampen economic growth
through 1998. Higher import prices are expected to
lead to inflation drifting
back over 2%. The Manager also expects Australia's
current account deficit to
continue to be a negative influence throughout
1998.
Fixed Income
   The Australian bond market was strong over the
six months to April 30, 1998.
Australian 10-year bond yields finished at 5.77%
down 0.19%. Ninety-day bank
bill rates rose from 4.84% to 4.97%. The positive
differential between
Australian 10-year Government bond rates and U.S.
10-year Government bond rates
fell 0.03% to 0.10%.
   Slower economic growth, continued low inflation
and an improving Federal
Budget position will support the Australian bond
market. However, bond yields
are vulnerable to any adverse movements in the
U.S. bond market.
   Since the end of April, the bond market has
performed strongly. Australian
10-year bond yields have fallen 0.20% to 5.57% at
the date of this report. Over
the same period, 90-day bank bills rates rose
0.67% to 5.64%, on market
expectations of an interest rate increase to
support the Australian dollar.
Currency
   The Australian dollar depreciated by 7.1%
against the U.S. dollar. At April
30, 1998, the Australian dollar was trading at US
65 cents. The Australian
dollar's weakness reflected continuing concerns
about weaker commodity prices
and a higher current account deficit in the wake
of the Asian economic crisis.
Looking ahead, the dollar will remain vulnerable
to adverse events in the Asian
region. However, once the region stabilizes, any
improvements in commodity price
prospects should see renewed strength in the
Australian dollar. At the date of
this report, the Australian dollar was trading at
US59 cents.
                                       5

NEW ZEALAND
Economy
   Economic growth has moderated and the
unemployment rate has risen to 7.1%,
reflecting developments in Asia. Looking ahead, the Manager expects economic activity to be supported by the easing in overall monetary conditions. The budget is likely to remain in surplus. The current account deficit is expected to remain high throughout 1998. The CPI is forecast to remain within the Reserve
Bank of New Zealand's 0%-3% target range.
Fixed Income
   Over the six months to April 30, 1998, New
Zealand 10-year government bond
rates rose from 6.54% to 6.76%. Bond market weakness was associated with a drop in the New Zealand dollar and an increase in short-term interest rates. At the end of April, 90-day bank bills were 8.64%. The
New Zealand market has shown
some strength in the more recent period. Since the end of April, New Zealand
10-year bond rates have fallen 0.05% to 6.71% at the date of this report.
Currency
   The New Zealand dollar depreciated by 11.0% against the U.S. dollar over the six months to April 30, 1998. The weakness reflected concerns about the Asian economic crisis on New Zealand exports and the current account deficit. At the end of April, the currency was trading at US56 cents. On the date of this report, the New Zealand dollar was trading at US50 cents.
Summary of Key Market Rates
   The following table summarizes the movements of key interest rates and currencies in Australia and New Zealand over the last 12- and 6-month periods.

--------------------------------------------------
-------------------------
                     April 30, 1997     October
31, 1997    April 30, 1998
--------------------------------------------------
-------------------------
Australia:
  90 day bank
     bills                  5.91%
4.84%              4.97%
  10 year Bonds             7.83%
5.96%              5.77%
  Australian
     Dollar              US$0.78            US$
0.70            US$0.65
New Zealand:
  90 day Bank
     Bills                  6.80%
7.84%              8.64%
  10 year bonds             7.85%
6.54%              6.76%
  NZ Dollar              US$0.69            US$
0.62            US$0.56

                                     EquitiLink
International Management Limited

--------------------------------------------------
--------
THE FIRST AUSTRALIA PRIME INCOME
FUND, INC.
Portfolio of Investments
April 30, 1998
(Unaudited)

--------------------------------------------------
-------
Principal
  Amount
  Local
 Currency
Value
  (000)              Description
(US$)
--------------------------------------------------
-------
             LONG-TERM INVESTMENTS--127.8%
             AUSTRALIA--123.8%
             Government and Semi-Government--72.7%
             Commonwealth of Australia--36.7%
             Australian Capital
               Territory,
A$  10,000   12.00%, 11/15/01............  $
7,872,883
             Commonwealth Bank of
               Australia,
    45,000   12.00%, 7/15/99.............
31,698,449
             Commonwealth of Australia,
    15,000   12.00%, 7/15/99.............
10,587,328
    89,900   13.00%, 7/15/00.............
68,151,193
     5,000   13.00%, 12/15/00............
3,880,635
    40,000   8.75%, 1/15/01..............
28,428,700
    48,000   12.00%, 11/15/01............
38,005,718
    80,000   9.00%, 9/15/04..............
61,436,050
    60,000   10.00%, 2/15/06.............
49,373,556
   116,000   10.00%, 10/15/07............
98,169,310
    87,000   8.75%, 8/15/08..............
69,136,940
    80,000   7.50%, 9/15/09..............
58,876,226
             Northern Territory
               Authority,
    40,000   12.50%, 7/15/01.............
31,407,721
                                           -------
-------

557,024,709
                                           -------
-------
             New South Wales--13.9%
             New South Wales Treasury
               Corporation,
    50,000   11.50%, 7/1/99..............
34,973,955
    35,000   7.00%, 2/1/00...............
23,515,784
    57,000   12.00%, 12/1/01.............
45,001,195
    65,000   7.00%, 4/1/04...............
44,749,817
    20,000   12.60%, 5/1/06..............
18,428,687
    60,000   8.00%, 3/1/08...............
44,309,325
                                           -------
-------

210,978,763
                                           -------
-------
             Queensland--1.9%
             Queensland Treasury
               Corporation,
    10,000   8.00%, 7/14/99..............
6,751,883
    10,000   8.00%, 8/14/01..............
7,029,628
    20,000   8.00%, 5/14/03..............
14,354,952
                                           -------
-------

28,136,463
                                           -------
-------
--------------------------------------------------
-------
Principal
  Amount
  Local
 Currency
Value
  (000)              Description
(US$)
--------------------------------------------------
-------
             South Australia--4.3%
             Electricity Trust of South
               Australia,
A$   5,000   13.00%, 10/1/05.............  $
4,567,292
             South Australian Financing
               Authority,
    30,000   12.50%, 10/15/00............
22,784,142
    50,000   10.00%, 1/15/03.............
38,319,201
                                           -------
-------

65,670,635
                                           -------
-------
             Tasmania--5.1%
             Tasmanian Public Finance
               Corporation,
    15,000   8.25%, 11/15/99.............
10,244,155
    13,000   12.50%, 1/15/01.............
9,979,455
    75,000   9.00%, 11/15/04.............
56,708,231
                                           -------
-------

76,931,841
                                           -------
-------
             Victoria--6.1%
             Treasury Corporation of
               Victoria,
     5,000   10.25%, 9/15/99.............
3,484,690
    36,000   12.50%, 10/15/03............
30,840,794
    70,500   10.25%, 11/15/06............
58,720,318
                                           -------
-------

93,045,802
                                           -------
-------
             Western Australia--4.7%
             Western Australia Treasury
               Corporation,
    70,000   10.00%, 7/15/05.............
56,299,560
    20,000   8.00%, 10/15/07.............
14,775,258
                                           -------
-------

71,074,818
                                           -------
-------
             Total Australian government
               and semi-government
             (cost US$1,190,182,494).....
1,102,863,031
                                           -------
-------
             Eurobonds--43.6%
             Banking and Finance--12.4%
             Australia Industrial
               Development Corporation,
     5,000   8.75%, 7/20/04..............
3,704,973
     5,000   9.50%, 9/22/04..............
3,832,475

                                          See
Notes to Financial Statements.

--------------------------------------------------
-------
Principal
  Amount
  Local
 Currency
Value
  (000)              Description
(US$)
--------------------------------------------------
-------
             Banking and Finance (cont'd.)
             Bank Austria AG,
A$  10,000   10.875%, 11/17/04...........  $
8,072,742
             Banque National de Paris,
    14,000   9.00%, 8/13/02..............
10,164,635
             Commerzbank Overseas
               Finance,
     5,000   10.50%, 1/19/00.............
3,529,824
    10,000   10.25%, 4/28/00.............
7,101,392
             Commonwealth Bank of
               Australia,
    10,000   9.00%, 8/15/05..............
7,567,188
             Credit Locale de France,
    20,000   8.75%, 7/23/01..............
14,173,096
     5,000   10.25%, 4/12/05.............
3,996,110
             Federal National Mortgage
               Association Global,
    20,000   6.50%, 7/10/02..............
13,458,048
             Finnish Eksport Credit,
     2,925   9.25%, 12/30/99.............
2,024,149
             GMAC Australia Finance
               Limited,
     6,500   9.00%, 5/22/01..............
4,606,876
             Morgan Guaranty Trust,
    10,000   8.00%, 4/18/01..............
6,927,068
             National Australia Bank,
    25,000   8.00%, 4/10/01..............
17,310,605
             Rural & Industries Bank of
               Western Australia,
     5,000   8.75%, 9/9/99...............
3,408,899
             Societe Generale Australia,
     5,000   7.75%, 2/19/01..............
3,429,186
             State Bank of New South
               Wales,
     5,000   12.25%, 2/26/01.............
3,810,699
    20,000   11.75%, 8/16/01.............
15,332,968
    14,000   8.625%, 8/20/01.............
9,911,810
    28,000   10.75%, 3/12/02.............
21,333,299
    10,000   9.25%, 2/18/03..............
7,380,840
             State Bank of South
               Australia,
     5,000   7.25%, 6/15/00..............
3,377,055
    10,000   11.00%, 4/10/02.............
7,690,270
    10,000   9.50%, 10/15/02.............
7,417,107
                                           -------
-------

189,561,314
                                           -------
-------
             Diversified Industrial--0.7%
             Federal Airports
               Corporation,
    15,000   7.00%, 2/16/04..............
10,286,306
                                           -------
-------
--------------------------------------------------
-------
Principal
  Amount
  Local
 Currency
Value
  (000)              Description
(US$)
--------------------------------------------------
-------
             Semi-Government and Local
               Government--20.6%
             New South Wales Treasury
               Corporation,
A$  44,000   11.50%, 7/1/99..............  $
30,777,081
    25,000   8.00%, 12/1/01..............
17,656,236
    50,000   12.00%, 12/1/01.............
39,369,346
    10,000   7.00%, 4/1/04...............
6,901,376
     7,000   10.50%, 12/7/04.............
5,643,513
    10,000   10.00%, 6/6/05..............
7,943,694
     7,000   9.25%, 6/20/05..............
5,374,763
    50,000   6.50%, 5/1/06...............
32,717,986
    34,000   12.60%, 5/1/06..............
31,328,768
    60,000   8.00%, 3/1/08...............
44,309,325
             Province Aples Cotes D'Azur,
    22,000   8.25%, 9/15/99..............
14,912,504
             Province of Quebec,
    10,000   9.50%, 10/2/02..............
7,367,022
             Queensland Treasury
               Corporation,
    25,000   8.00%, 5/14/03..............
17,933,752
    10,000   6.50%, 6/14/05..............
6,722,836
    20,000   12.00%, 6/15/05.............
17,618,115
    30,000   8.00%, 9/14/07..............
22,208,769
             South Australia Financing
               Authority,
     5,000   11.25%, 10/23/01............
3,813,036
                                           -------
-------

312,598,122
                                           -------
-------
             Supranational Global--9.9%
             Eksportfinans,
     4,000   7.00%, 6/28/00..............
2,689,330
    19,000   11.00%, 12/29/04............
15,617,547
             Eurofima,
    88,170   9.875%, 1/17/07.............
71,833,589
             European Bank of
               Reconstruction &
               Development,
    69,000   9.00%, 10/15/02.............
50,708,005
             European Investment Bank,
     3,000   10.25%, 10/1/01.............
2,118,731
    10,000   7.25%, 4/22/02..............
6,885,364
                                           -------
-------

149,852,566
                                           -------
-------
             Total Australian eurobonds
             (cost US$701,643,165).......
662,298,308
                                           -------
-------

                                          See
Notes to Financial Statements.

--------------------------------------------------
-------
Principal
  Amount
  Local
 Currency
Value
  (000)              Description
(US$)
--------------------------------------------------
-------
             Corporate Bonds--7.5%
             Asset Backed--0.1%
             FANMAC 22,
A$   1,855   11.40%, 12/15/01............  $
1,371,253
             FANMAC 25,
       438   10.33%, 6/15/02.............
320,122
                                           -------
-------

1,691,375
                                           -------
-------
             Floating Rate Notes*--0.8%
             Crusade Trust,
     4,156   5.74%, 7/10/29..............
2,718,200
             Initial Corporate
               Obligation,
     3,000   5.2333%, 9/19/03............
1,958,720
             Puma Management Limited,
    10,000   7.50%, 2/5/00...............
6,759,096
                                           -------
-------

11,436,016
                                           -------
-------
             Services--6.6%
             AMP Shopping Centre Trust,
     5,000   6.20%, 3/31/01..............
3,295,539
             Bank Of Western Australia
               Limited,
    10,000   7.75%, 6/9/03...............
7,022,187
     8,000   7.25%, 9/29/03..............
5,514,855
             Federal Airports
               Corporation,
    15,000   10.50%, 7/15/99.............
10,407,316
             Macquarie Bank Limited,
     1,000   9.75%, 8/1/00...............
707,300
             Merrill Lynch & Co.
               Australia
    10,000   7.625%, 3/15/02.............
6,895,619
             National Power PLC,
    20,000   8.00%, 2/21/07..............
14,061,019
             Telstra Corporation,
    30,000   12.50%, 11/15/00............
22,815,768
    10,000   11.50%, 10/15/02............
7,935,352
     2,000   7.80%, 7/17/03..............
1,417,133
    21,000   12.00%, 5/15/06.............
18,442,134
     2,000   8.75%, 1/15/20..............
1,618,964
                                           -------
-------

100,133,186
                                           -------
-------
             Total Australian corporate
               bonds
             (cost US$117,989,177).......
113,260,577
                                           -------
-------
             Total Australian long-term
               investments
             (cost US$2,009,814,836).....
1,878,421,916
                                           -------
-------
--------------------------------------------------
-------
Principal
  Amount
  Local
 Currency
Value
  (000)              Description
(US$)
--------------------------------------------------
-------
             NEW ZEALAND--4.0%
             Government Bonds--2.2%
             New Zealand Government
               Bonds,
NZ$  7,000   10.00%, 3/15/02.............  $
4,226,529
    20,000   8.00%, 4/15/04..............
11,582,091
    30,000   8.00%, 11/15/06.............
17,824,803
                                           -------
-------
             Total New Zealand government
               bonds
             (cost US$39,038,053)
33,633,423
                                           -------
-------
             Eurobonds--1.8%
             Federal National Mortgage
               Association Global,
     8,000   7.00%, 9/26/00..............
4,323,866
    10,000   7.25%, 6/20/02..............
5,471,404
             European Investment Bank,
     6,000   9.00%, 7/16/99..............
3,351,068
             International Bank of
               Reconstruction &
               Development,
    26,000   7.00%, 9/18/00..............
14,191,814
                                           -------
-------
             Total New Zealand Eurobonds
             (cost US$30,834,696)........
27,338,152
                                           -------
-------
             Total New Zealand long-term
               investments
             (cost US$69,872,749)........
60,971,575
                                           -------
-------
             Total long-term investments
             (cost US$2,079,687,585).....
1,939,393,491
                                           -------
-------
             SHORT-TERM INVESTMENTS--12.1%
             AUSTRALIA--10.9%
             Demand Deposits--8.5%
A$ 107,419   Banque National de Paris,
               4.60%.....................
70,118,658
    90,000   State Street Call Deposit,
               4.55%.....................
58,747,503
                                           -------
-------
             Total Australian demand
               deposits
             (cost US$131,847,781).......
128,866,161
                                           -------
-------
             Eurobonds--1.1%
             Banking and Finance--0.9%
             Merrill Lynch & Co.
               Australia,
    15,000   7.10%, 3/8/99...............
9,950,867
             Primary Industry Bank of
               Australia,
     5,000   6.75%, 2/25/99..............
3,304,482
                                           -------
-------

13,255,349
                                           -------
-------

                                          See
Notes to Financial Statements.

--------------------------------------------------
-------
Principal
  Amount
  Local
 Currency
Value
  (000)              Description
(US$)
--------------------------------------------------
-------
             Diversified Industrials--0.2%
             Australian National Railway,
A$   4,000   9.50%, 2/25/99..............  $
2,700,265
                                           -------
-------
             Total Australian eurobonds
             (cost US$17,721,515)........
15,955,614
                                           -------
-------
             Government and Semi-Government--1.3%
             Commonwealth of Australia,
    15,000   14.00%, 4/15/99.............
10,608,379
             Primary Industry Bank of
               Australia,
     5,000   8.00%, 5/15/98..............
3,267,953
             Telstra,
    10,000   12.00%, 9/1/98..............
6,677,698
                                           -------
-------
             Total Australian government
               and semi-government
             (cost US$23,466,473)........
20,554,030
                                           -------
-------
             Total Australian short-term
               investments
             (cost US$173,035,769).......
165,375,805
                                           -------
-------
             NEW ZEALAND--0.2%
NZ$  4,396   State Street Bank Call
               Account, 2.0%
               (cost US$2,515,560).......
2,444,613
                                           -------
-------
--------------------------------------------------
-------
Principal
  Amount
  Local
 Currency
Value
  (000)              Description
(US$)
--------------------------------------------------
-------
             UNITED STATES--1.0%
US$ 15,134   Repurchase Agreement,
               State Street Bank & Trust
               Co., 5.35%, dated 4/30/98,
               due 5/1/98 in the amount
               of $15,136,249 (cost
               US$15,134,000;
               collateralized by
               US$10,235,000 United
               States Treasury Note, due
               8/15/15; value including
               accrued
               interest-US$15,437,266)...  $
15,134,000
                                           -------
-------
             Total short-term investments
             (cost US$190,685,329).......
182,954,418
                                           -------
-------
             Total Investments--139.9%
               (cost US$2,270,372,914)...
2,122,347,909
             Liabilities in excess of
               other
               assets--(0.3%)............
(4,626,902)
             Liquidation value of
               preferred
               stock--(39.6%)............
(600,000,000)
                                           -------
-------
             Net Assets Applicable to
               Common
               Shareholders--100%........
$1,517,721,007
                                           -------
-------
                                           -------
-------

---------------
* The interest rate reflected for floating rate notes is the rate in effect at
  April 30, 1998.
                                          See
Notes to Financial Statements.

--------------------------------------------------
--------
THE FIRST AUSTRALIA PRIME INCOME
FUND, INC.
Statement of Assets and Liabilities
April 30, 1998
(Unaudited)
--------------------------------------------------
--------
Assets
Investments, at value (cost
  $2,270,372,914).....................
$2,122,347,909
Interest receivable...................
48,687,343
Other assets..........................
80,654
                                         ---------
-----
    Total assets......................
2,171,115,906
                                         ---------
-----
Liabilities
Bank overdraft........................
258,104
Payable for investments purchased.....
34,467,472
Dividends payable-common stock........
11,684,660
Withholding taxes payable.............
3,089,705
Accrued expenses and other
  liabilities.........................
1,645,130
Dividends payable-preferred stock.....
1,185,284
Investment management fee payable.....
893,681
Administration fee payable............
170,863
                                         ---------
-----
    Total liabilities.................
53,394,899
                                         ---------
-----
Total Net Assets......................
$2,117,721,007
                                         ---------
-----
                                         ---------
-----
Total net assets were composed of:
  Common stock:
    Par value ($.01 per share,
      applicable to
      194,744,328 shares).............   $
1,947,443
    Paid-in capital in excess of
    par...............................
1,672,384,757
  Preferred stock ($.01 par value per
    share and
    $25,000 liquidation value per
    share
    applicable to 24,000 shares; Note
    4)................................
600,000,000
                                         ---------
-----

2,274,332,200
  Distributions in excess of net
    investment income.................
(11,749,838)
  Accumulated net realized gains on
    investments.......................
15,750,371
  Net unrealized appreciation on
  investments.........................
118,467,560
  Accumulated net realized and
    unrealized foreign exchange
    losses............................
(279,079,286)
                                         ---------
-----
  Total net assets....................
$2,117,721,007
                                         ---------
-----
                                         ---------
-----
  Net assets applicable to common
    shareholders......................
$1,517,721,007
                                         ---------
-----
                                         ---------
-----
Net asset value per common share:
  ($1,517,721,007 / 194,744,328 shares
  of
  common stock issued and
  outstanding)........................
$7.79
                                         ---------
-----
                                         ---------
-----

--------------------------------------------------
--------
THE FIRST AUSTRALIA PRIME INCOME
FUND, INC.
Statement of Operations
Six Months Ended April 30, 1998
(Unaudited)
--------------------------------------------------
--------
Net Investment Income
Income
  Interest and discount earned (net of
    foreign
    withholding taxes of $5,314,359)...   $
93,036,191
                                          --------
-----
Expenses
  Investment management fee............
5,849,801
  Custodian's fees and expenses........
1,375,000
  Administration fee...................
1,258,014
  Auction agent's fees and broker
  commissions..........................
835,000
  Consulting fee.......................
500,000
  Shareholder relations and
  communications.......................
460,000
  Transfer agent's fees and expenses...
340,000
  Directors' fees and expenses.........
275,000
  Independent accountant's fees and
  expenses.............................
106,000
  Legal fees and expenses..............
100,000
  Insurance expense....................
73,000
  Miscellaneous........................
37,562
                                          --------
-----
  Total operating expenses.............
11,209,377
                                          --------
-----
Net investment income before excise
  tax..................................
81,826,814
  Excise tax...........................
(190,668)
                                          --------
-----
Net investment income..................
81,636,146
                                          --------
-----
Realized and Unrealized
Gains (Losses) on Investments
and Foreign Currencies
Net realized gains on investment
  transactions.........................
7,973,012
Net change in unrealized depreciation
  on investments.......................
(41,381,712)
                                          --------
-----
Net loss on investments................
(33,408,700)
                                          --------
-----
Net increase in total net assets from
  operations before net foreign
  exchange losses......................
48,227,446
Net realized and unrealized foreign
  exchange losses......................
(166,842,135)
                                          --------
-----
Net Decrease In Total Net Assets
Resulting From Operations..............
$(118,614,689)
                                          --------
-----
                                          --------
-----

                                          See
Notes to Financial Statements.

--------------------------------------------------
--------
THE FIRST AUSTRALIA PRIME INCOME
FUND, INC.
Statement of Cash Flows
Six Months Ended April 30, 1998
(Unaudited)
--------------------------------------------------
--------
Increase (Decrease) in Cash
(Including Foreign Currency)
Cash flows used for operating
activities
  Interest received (net of foreign
    withholding taxes).................   $
98,100,377
  Expenses paid........................
(10,710,550)
  Proceeds from sales of short-term
    portfolio investments, net.........
19,086,461
  Purchases of long-term portfolio
  investments..........................
(429,157,679)
  Proceeds from sales of long-term
    portfolio
    investments........................
452,658,902
  Other................................
78,927
                                          --------
-----
    Net cash provided from operating
    activities.........................
130,056,438
                                          --------
-----
Cash flows provided from financing
activities
  Dividends and distributions paid to
    preferred shareholders.............
(16,562,683)
  Dividends and distributions paid to
    common
    shareholders.......................
(65,052,704)
  Distributions to common shareholders
    in excess of net investment
    income.............................
(5,053,620)
                                          --------
-----
    Net cash used for financing
    activities.........................
(86,669,007)
                                          --------
-----
Effect of changes in exchange rate.....
(44,285,878)
                                          --------
-----
Net decrease in cash...................
(898,447)
  Cash at beginning of period..........
640,343
                                          --------
-----
  Cash at end of period................   $
(258,104)
                                          --------
-----
                                          --------
-----
Reconciliation of Net Decrease in Total
Net Assets from Operations to Net Cash
(Including Foreign Currency) Provided
From Operating Activities
Net decrease in total net assets
  resulting from
  operations...........................
$(118,614,689)
                                          --------
-----
  Decrease in investments..............
35,543,293
  Net realized gain on investment
  transactions.........................
(7,973,012)
  Net change in unrealized depreciation
    on
    investments........................
41,381,712
  Net realized and unrealized foreign
    exchange losses....................
166,842,135
  Decrease in interest receivable......
5,016,007
  Net decrease in other assets.........
78,927
  Increase in payable for investments
    purchased..........................
7,044,391
  Increase in accrued expenses and
    other liabilities..................
737,674
                                          --------
-----
    Total adjustments..................
248,671,127
                                          --------
-----
Net cash provided from operating
activities.............................   $
130,056,438
                                          --------
-----
                                          --------
-----

--------------------------------------------------
--------
THE FIRST AUSTRALIA PRIME INCOME
FUND, INC.
Statement of Changes
in Net Assets
(Unaudited)
--------------------------------------------------
--------

                             Six Months
                               Ended          Year
Ended
Increase (Decrease)          April 30,
October 31,
in Total Net Assets             1998
1997
                           --------------   ------
--------
Operations
  Net investment income... $   81,636,146   $
169,586,462
  Net realized gains on
    investment
    transactions..........      7,973,012
9,798,919
  Net change in unrealized
    appreciation
    (depreciation) on
    investments...........    (41,381,712)
76,842,257
                           --------------   ------
--------
  Net increase in total
    net assets resulting
    from operations before
    net foreign exchange
    losses................     48,227,446
256,227,638
  Net realized and
    unrealized foreign
    exchange losses.......   (166,842,135)
(274,306,145)
                           --------------   ------
--------
Net decrease in total net
  assets resulting from
  operations..............   (118,614,689)
(18,078,507)
                           --------------   ------
--------
Dividends to shareholders
  from net investment
  income
  Common shares...........    (65,052,704)
(159,569,671)
  Preferred shares........    (16,583,442)
(32,946,291)
                           --------------   ------
--------
                              (81,636,146)
(192,515,962)
  Distributions to common
    shareholders in excess
    of net investment
    income................     (5,053,620)
--
                           --------------   ------
--------
  Net asset value of
    shares issued to
    shareholders in
    reinvestment of
    dividends and
    distributions and in
    connection with
    dividends paid in
    stock.................       --
1,725,751
                           --------------   ------
--------
Total decrease............   (205,304,455)
(208,868,718)
Total Net Assets
Beginning of period.......  2,323,025,462
2,531,894,180
                           --------------   ------
--------
End of period............. $2,117,721,007
$2,323,025,462
                           --------------   ------
--------
                           --------------   ------
--------

See Notes to Financial Statements.
                                       12

--------------------------------------------------
--------
THE FIRST AUSTRALIA PRIME INCOME FUND, INC.
Notes to Financial Statements
(Unaudited)
--------------------------------------------------
--------
   The First Australia Prime Income Fund, Inc.
(the 'Fund') was incorporated in
Maryland on March 14, 1986 as a closed-end, nondiversified management investment company. The Fund's investment objective is current income through investment primarily in Australian debt securities. The Fund may also achieve incidental capital appreciation. It is expected that normally at least 65% of the Fund's total assets will be invested in Australian dollar denominated debt securities of Australian banks and federal and state governmental and corporate entities.
To achieve its investment objective, the Fund may invest the remainder of its assets in debt securities of comparable quality which are denominated in
Australian or New Zealand dollars of other issuers, whether or not domiciled in Australia or New Zealand, and in U.S. Government securities and corporate and bank debt securities of U.S. issuers rated Aa or Prime-2 or better by Moody's
Investors Service, Inc. ('Moody's') or AA or A-2 or better by Standard & Poor's
Corporation ('S&P'). It is the Fund's policy to limit its investments, as to 65% of its total assets, to issuers of debt securities rated AA or better by
S&P-Australian Ratings Pty. Ltd. or S&P or Aa or better by Moody's or which, in the judgement of the Investment Manager, are of equivalent quality. The remainder of the Fund's investments will be rated
A by those rating agencies or,
if unrated, will in the Investment Manager's judgement be of equivalent quality.
The ability of issuers of debt securities, including foreign currency balances on deposit with the Fund's Australian and New
Zealand subcustodian banks, held
by the Fund to meet their obligations may be affected by economic or political developments in a specific industry or region. At the annual meeting of shareholders on May 14, 1998, shareholders voted and approved a series of related proposals to amend the Fund's investment policies and restrictions to allow the Fund to invest a portion of its assets in Asian debt securities (see
Note 6).

Note 1. Accounting            The following is a
summary of
Policies                      significant
accounting policies
                              followed by the Fund
in the preparation of its
financial statements.
Basis of Presentation: The financial statements of
the Fund are prepared in
accordance with United States generally accepted
accounting principles using the
United States dollar as both the functional and
reporting currency.
Security Valuation: Investments are stated at
value. Investments for which
market quotations are readily available are valued
based on prices provided by a
pricing service or the lower of the quotations
from two leading Australian or
New Zealand brokers in the debt securities market,
in the event that a price
cannot be obtained by the pricing service.
Securities for which market
quotations are not readily available are valued at
fair value using methods
determined in good faith by or under the direction
of the Fund's Board of
Directors.
   Short-term securities which mature in more than
60 days are valued at current
market quotations. Short-term securities which
mature in 60 days or less are
valued at amortized cost.
   In connection with transactions in repurchase
agreements with U.S. financial
institutions, it is the Fund's policy that its
custodian take possession of the
underlying collateral securities, the value of
which exceeds the principal
amount of the repurchase transaction, including
accrued interest. To the extent
that any repurchase transaction exceeds one
business day, the collateral is
valued on a daily basis to determine its adequacy.
If the seller defaults and
the value of the collateral declines or if
bankruptcy proceedings are commenced
with respect to the seller of the security,
realization of the collateral by the
Fund may be delayed or limited.
Foreign Currency Translation: Australian dollar
('A$') and New Zealand dollar
('NZ$') amounts are translated into United States
dollars on the following
basis:
      (i) market value of investment securities,
other assets and liabilities at
      the exchange rates at the end of the
reporting periods;
      (ii) purchases and sales of investment
securities, income and expenses at
      the rates of exchange prevailing on the
respective dates of such
      transactions.
   The Fund isolates that portion of the results
of operations arising as a
result of changes in the foreign exchange rates
from the fluctuations arising
from changes in the market prices of the
securities held at April 30, 1998.
Similarly, the Fund isolates the effect of changes
in foreign exchange rates
from the fluctuations arising from changes in the
market prices of portfolio
securities sold during the reporting periods.
   Net realized and unrealized foreign exchange
losses of $166,842,135 include
realized foreign exchange gains and losses from
sales and maturities of
portfolio securities, sales of foreign currencies,
currency gains or losses
realized between the trade and settlement dates on
securities transactions, the
difference between the amounts of interest,
discount and foreign withholding
taxes recorded on the Fund's books and the U.S.
dollar equivalent amounts
actually received or paid and changes in
unrealized foreign exchange gains and
losses in the value of portfolio securities and
other assets and liabilities
                                       13
arising as a result of changes in the exchange rate. Accumulated net realized and unrealized foreign exchange losses shown in the composition of net assets at April 30, 1998 represent foreign exchange losses for book purposes that have not yet been recognized for tax purposes.
   Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the
U.S. dollar.
   The exchange rate at April 30, 1998 was
US$.6528 to A$1.00 for the Australian
dollar and US$.5561 to NZ$1.00 for the New Zealand dollar.
Securities Transactions and Investment Income:
Securities transactions are
recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis.
Interest income is recorded on an accrual basis.
Discounts on short-term
securities are accreted over the life of the security. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
Dividends and Distributions: It is the Fund's current policy to pay dividends from net investment income supplemented by net realized foreign exchange gains and net realized short-term capital gains if necessary, on a monthly basis. The
Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued on a weekly basis and are determined as described in Note 4.
   Income distributions and capital and currency gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currencies, loss deferrals and recognition of market discount.
Taxes: For federal income and excise tax purposes, substantially all of the
Fund's transactions are accounted for using the Australian dollar as the functional currency. Accordingly, only realized currency gains and losses resulting from the repatriation of Australian dollars into United States dollars or transactions in New Zealand dollars are recognized for tax purposes.
   No provision has been made for United States income taxes because it is the Fund's policy to continue to meet the requirements of the United States Internal
Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Provision has been made for United States excise taxes incurred during the prior fiscal year. Australia and New Zealand impose a withholding tax of 10% on most interest and discount earned.
Cash Flow Information: The Fund invests in securities and distributes dividends from net investment income and net realized gains from investment and currency transactions which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net
Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash includes domestic and foreign currency.
Reclassification of Capital Accounts: The Fund accounts and reports for distributions to shareholders in accordance with Statement of Position 93-2:
Determination, Disclosure, and Financial Statement
Presentation of Income,
Capital Gain, and Return of Capital Distributions by Investment Companies.
During the six months ended April 30, 1998, the Fund decreased undistributed net investment income by $7,492,857, decreased accumulated net realized gains on investments by $1,431,774, increased accumulated net realized foreign exchange gains by $9,115,299 and decreased paid in capital in excess of par by $190,668.
Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements            The Fund has
agreements
                              with EquitiLink
International Management Limited
(the 'Investment Manager'), EquitiLink Australia
Limited (the 'Investment
Adviser') and Prudential Investments Fund
Management, LLC. (the
'Administrator'). The Investment Manager and the
Investment Adviser are
affiliated companies.
   The management agreement provides the
Investment Manager with a fee, computed
weekly and payable monthly, at the following
annual rates: 0.65% of the Fund's
average weekly total net assets of common and
preferred shareholders up to $200
million, 0.60% of such assets between $200 million
and $500 million, 0.55% of
such assets between $500 million and $900 million,
0.50% of such assets between
$900 million and $1,750 million and 0.45% of such
assets in excess of $1,750
million.
   The Investment Manager pays fees to the
Investment Adviser for services
rendered. The Investment Manager informed the Fund
that it paid $2,394,335 to
the Investment Adviser during the six months ended
April 30, 1998.
   The administration agreement provides the
Administrator with a fee at the
annual rate of 0.15% of the Fund's average weekly
total net assets of common and
preferred shareholders up to $900 million, 0.10%
of such assets between $900
                                       14
million and $1,750 million and 0.07% of such assets in excess of $1,750 million.

Note 3. Portfolio             Purchases and sales
of invest-
Securities                    ment securities,
other than
                              short-term
investments, for the six months ended
April 30, 1998 aggregated $436,202,070 and
$422,004,646, respectively.
   The United States federal income tax basis of the Fund's investments at April
30, 1998 was $2,005,044,315 and accordingly, net
unrealized appreciation for
United States federal income tax purposes was $117,303,594 (gross unrealized appreciation--$127,718,420; gross unrealized depreciation--$10,414,826).

Note 4. Capital               There are 400
million shares
                              of common stock
authorized. Of the 194,744,328
common shares outstanding at April 30, 1998, the Investment Manager owned 58,052 shares.
   During the fiscal year ended October 31, 1997 the Fund issued 184,572 shares in connection with the reinvestment of dividends and distributions paid to shareholders enrolled in the dividend reinvestment plan.
   The Preferred Stock have rights as determined by the Board of Directors. The
24,000 shares of Auction Market Preferred Stock
('Preferred Stock') outstanding
consist of nine series as follows: Series A--3,000
shares, Series B--3,000
shares, Series C--2,000 shares, Series D--4,000 shares, Series E--2,000 shares,
Series F--2,000 shares, Series G--3,000 shares,
Series H--2,500 shares and
Series I--2,500 shares.
   Dividends on each series of Preferred Stock are cumulative at a rate established at the initial public offering and are typically reset every 28 days for Series A through D and every seven days for Series E through I based on the results of an auction. Dividend rates ranged from 5.06% to 6.00% during the six months ended April 30, 1998. Under the Investment
Company Act of 1940, the Fund
may not declare dividends or make other
distributions on shares of common stock
or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Stock would be less than 200%.
   The Preferred Stock is redeemable at the option of the Fund, in whole or in part, on any dividend payment date at liquidation value plus any accumulated but unpaid dividends. The Preferred Stock is also subject to mandatory redemption at liquidation value plus any accumulated but unpaid dividends if certain requirements relating to the composition of the assets and liabilities of the
Fund as set forth in the Articles of Incorporation are not satisfied.
   The holders of Preferred Stock have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class. However, holders of Preferred Stock are also entitled to elect two of the Fund's directors.

Note 5. Dividends             On May 18, 1998 and
June
And Distributions             12, 1998 the Board
of Direc-
                              tors of the Fund
declared distributions from
income of $.06 per common share payable on June
12, 1998 and July 10, 1998 to
shareholders of record on May 29, 1998 and June
30, 1998.
   Subsequent to April 30, 1998, dividends and distributions declared and paid on Preferred Stock totalled approximately
$3,943,860 for the nine outstanding
preferred share series in the aggregate through June 12, 1998.

Note 6. Amendments            At the annual
meeting of
to Investment                 shareholders held on
May 14,
Policies                      1998, shareholders
approved
                              amendments that
allow the Fund to invest up to 35%
of its total assets in (1) debt securities of
Asian country issuers, including
securities issued by Asian country governmental
entities, as well as by banks,
companies and other entities which are located in
Asian countries, whether or
not denominated in an Asian country currency, (2)
in debt securities of other
issuers, denominated in, or linked to, the
currency of an Asian country,
including securities issued by supranational
issuers, such as The World Bank and
derivative debt securities that replicate or
substitute for, the currency of an
Asian country, (3) in debt securities which are
denominated in New Zealand
dollars of issuers, whether or not domiciled in
New Zealand, and (4) in U.S.
debt securities. The maximum country exposure to
any one Asian country currency
is limited to 15% of the Fund's total assets and
the maximum currency exposure
to any one Asian country currency is limited to
10% of the Fund's total assets.
   Shareholders approved amendments that would
allow the Fund to invest up to
35% of its assets in Asian debt securities for
which there is no established
relevant market. Shareholders also approved
amendments to allow the Fund to
invest up to 15% of its total assets in Asian debt
securities rated below
investment grade. In addition, shareholders
approved amendments to the Fund's
investment restrictions to allow the Fund to use
derivatives and be able to
purchase mortgage backed securities.
                                       15

--------------------------------------------------
------------------------------
THE FIRST AUSTRALIA PRIME INCOME FUND, INC.
Financial Highlights
(Unaudited)
--------------------------------------------------
------------------------------

Six Months

Ended                        Years ended October
31,

April 30,      -----------------------------------
--------------------
PER SHARE OPERATING PERFORMANCE:
1998*          1997*          1996*          1995*
1994

----------     ----------     ----------     -----
-----     ----------
Net asset value per common share, beginning of
  period........................................
$     8.85     $     9.93     $     9.36     $
8.82     $    10.09

----------     ----------     ----------     -----
-----     ----------
Net investment income...........................
 .42            .87            .87            .93
1.01
Net realized and unrealized gain (loss) on
  investments and foreign currencies............
(1.03)          (.96)          1.13           1.16
(1.03)

----------     ----------     ----------     -----
-----     ----------
  Total from investment operations..............
(.61)          (.09)          2.00           2.09
(.02)

----------     ----------     ----------     -----
-----     ----------
Dividends from net investment income to
  preferred shareholders........................
(.09)          (.17)          (.14)          (.17)
(.12)
Dividends from net investment income to common
  shareholders..................................
(.33)          (.82)          (.83)          (.83)
(.84)
Dividends in excess of net investment income to
  common shareholders...........................
(.03)            --             --             --
--
Distributions from net capital and currency
  gains to preferred shareholders...............
--             --           (.02)          (.01)
(.01)
Distributions from net capital and currency
  gains to common shareholders..................
--             --           (.03)          (.15)
(.17)

----------     ----------     ----------     -----
-----     ----------
  Total dividends and distributions.............
(.45)          (.99)         (1.02)         (1.16)
(1.14)

----------     ----------     ----------     -----
-----     ----------
Capital charge in respect to issuance of
  shares........................................
--             --           (.41)          (.39)
(.11)

----------     ----------     ----------     -----
-----     ----------
Net asset value per common share, end of
  period........................................
$     7.79     $     8.85     $     9.93     $
9.36     $     8.82

----------     ----------     ----------     -----
-----     ----------

----------     ----------     ----------     -----
-----     ----------
Market price per common share, end of period....
$    7.125     $    8.125     $     8.94     $
9.31     $     9.56

----------     ----------     ----------     -----
-----     ----------

----------     ----------     ----------     -----
-----     ----------
TOTAL INVESTMENT RETURN BASED OND:
Market value....................................
(8.12)%        (0.42)%         5.59%
8.78%          3.32%
Net asset value.................................
(7.77)%        (2.37)%        16.73%
18.54%         (3.19)%
RATIOS TO AVERAGE NET ASSETS OF COMMON
SHAREHOLDERS/SUPPLEMENTAL DATAPound:
ExpensesDD......................................
1.44%**        1.25%          1.29%          1.47%
1.41%
Net investment income before preferred stock
  dividends.....................................
10.35%**        9.17%          9.16%
10.83%         10.68%
Preferred stock dividends.......................
2.10%**        1.78%          1.45%          1.87%
1.20%
Net investment income available to common
  shareholders..................................
8.25%**        7.39%          7.71%          8.96%
9.48%
Portfolio turnover rate.........................
21%            85%            63%            50%
34%
Net assets of common shareholders, end of period
  (000 omitted).................................
$1,517,721     $1,723,025     $1,931,894
$1,452,205     $1,088,631
Average net assets of common shareholders (000
  omitted)......................................
$1,590,108     $1,848,378     $1,627,916
$1,201,383     $1,174,394
Senior securities (preferred stock) outstanding
  (000 omitted).................................
$  600,000     $  600,000     $  600,000     $
475,000     $  400,000
Asset coverage of preferred stock at period
  end...........................................
353%           387%           422%           406%
372%

PER SHARE OPERATING PERFORMANCE:
1993

----------
Net asset value per common share, beginning of
  period........................................
$     9.61

----------
Net investment income...........................
1.19
Net realized and unrealized gain (loss) on
  investments and foreign currencies............
 .58

----------
  Total from investment operations..............
1.77

----------
Dividends from net investment income to
  preferred shareholders........................
(.11)
Dividends from net investment income to common
  shareholders..................................
(1.08)
Dividends in excess of net investment income to
  common shareholders...........................
--
Distributions from net capital and currency
  gains to preferred shareholders...............
(.01)
Distributions from net capital and currency
  gains to common shareholders..................
(.08)

----------
  Total dividends and distributions.............
(1.28)

----------
Capital charge in respect to issuance of
  shares........................................
(.01)

----------
Net asset value per common share, end of
  period........................................
$    10.09

----------

----------
Market price per common share, end of period....
$    10.25

----------

----------
TOTAL INVESTMENT RETURN BASED OND:
Market value....................................
15.00%
Net asset value.................................
17.80%

RATIOS TO AVERAGE NET ASSETS OF COMMON
SHAREHOLDERS/SUPPLEMENTAL DATAPound:
ExpensesDD......................................
1.44%
Net investment income before preferred stock
  dividends.....................................
12.13%
Preferred stock dividends.......................
1.13%
Net investment income available to common
  shareholders..................................
11.00%
Portfolio turnover rate.........................
23%
Net assets of common shareholders, end of period
  (000 omitted).................................
$1,050,084
Average net assets of common shareholders (000
  omitted)......................................
$1,011,324
Senior securities (preferred stock) outstanding
  (000 omitted).................................
$  350,000
Asset coverage of preferred stock at period
  end...........................................
400%

---------------
     * Calculated based upon weighted average shares outstanding during the period.
    ** Annualized.
     D Total investment return is calculated
assuming a purchase
       of common stock on the first day and a sale on the
       last day of each period reported. Dividends and
       distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does
       not reflect brokerage commissions.
    DD Includes expenses of both preferred and common stock.
 Pound Ratios calculated on the basis of income, expenses and preferred share dividends applicable to
both the common
       and preferred shares relative to the
average net assets
       of common shareholders. Expense ratios
relative to the
       average net assets of common and preferred shareholders
       are 1.05% .95%, .94%, 1.05%, 1.05% and
1.07%, respectively.
 NOTE: Contained above is operating performance for a share of common stock outstanding, total investment return,
       ratios to average net assets of common
shareholders
       and other supplemental data for each of the periods
       indicated. This information has been
determined based
       upon financial information provided in the financial
       statements and market value data for the Fund's common shares.

See Notes to Financial Statements.

                                OTHER INFORMATION
   Dividend Reinvestment and Cash Purchase Plan.
Shareholders may elect to have
all distributions of dividends and capital gains
automatically reinvested in
Fund shares pursuant to the Fund's Dividend
Reinvestment and Cash Purchase Plan
(the Plan). Generally, shareholders who do not
participate in the Plan will
receive all distributions in cash paid by check in
United States dollars mailed
directly to the shareholders of record (or if the
shares are held in street or
other nominee name, then to the nominee) by the
custodian, as dividend
disbursing agent. Shareholders who wish to
participate in the Plan should
contact the Fund at (800) 451-6788.
   State Street Bank & Trust Co. (the Plan Agent)
serves as agent for the
shareholders in administering the Plan. Dividends
and capital gains
distributions payable to Plan participants will be
promptly invested. If the
Fund declares an income dividend or capital gains
distribution payable in stock
to shareholders who are not Plan participants,
then Plan participants will
receive that dividend or distribution in newly
issued shares on identical terms
and conditions.
   In every other case Plan Participants will
receive shares on the following
basis: If the market price of the Fund's common
stock plus any brokerage
commission is equal to or exceeds net asset value,
Plan participants will
receive newly issued shares valued at the greater
of net asset value or 95% of
current market price. If, on the other hand, the
net asset value plus any
brokerage commission exceeds the market price, the
Plan Agent will buy shares in
the open market. If the market price plus any
applicable brokerage commission
exceeds net asset value before the Plan Agent has
completed its purchases, the
Fund will issue new shares to complete the
program. All reinvestments are in
full and fractional shares carried to three
decimal places.
   There is no charge to participants for
reinvesting dividends or capital gain
distributions, except for certain brokerage
commissions, as described below. The
Plan Agent's fees for the handling of the
reinvestment of dividends and
distributions will be paid by the Fund. There will
be no brokerage commissions
charged with respect to shares issued directly by
the Fund. However, each
participant will pay a pro rata share of brokerage
commissions incurred with
respect to the Plan Agent's open market purchases
in connection with the
reinvestment of dividends and distributions. The
automatic reinvestment of
dividends and distributions will not relieve
participants of any federal income
tax that may be payable on such dividends and
distributions.
   The Plan also allows participants to make
optional cash investments of at
least $100 in Fund shares as frequently as monthly
through the Plan Agent on the
open market. Participants must pay a service fee
of $0.75 for each investment
and a pro rata share of the brokerage commissions.
   The Fund reserves the right to amend or
terminate the Plan either in full or
partially upon 90 days' written or telephone
notice to shareholders of the Fund.
   Participants in the Plan may withdraw some or
all of their shares from the
Plan upon written notice to the Plan Agent and
will receive certificates for
whole Shares and cash for fractional Shares. In
the alternative, by giving
proper notice to the Plan Agent, participants may
receive cash in lieu of shares
in an amount which is reduced by brokerage
commissions in connection with the
sale of shares and a $2.50 service fee.
   All correspondence concerning the Plan should
be directed to the Plan Agent,
State Street Bank & Trust Company, P.O. Box 8200,
Boston, MA 02266-8200.
                                       17

                         Supplemental Proxy
Information
   The Annual Meeting of Shareholders of The First
Australia Prime Income Fund,
Inc. (the 'Fund') was held on May 14, 1998 at the offices of Prudential
Securities Incorporated, One Seaport Plaza, New
York, New York. The meeting was
held for the following purposes:

(1) To elect the following four Directors to serve as Class I Directors for a three-year term expiring in 2001:
         - Anthony E. Aaronson
         - Roger C. Maddock
         - Neville J. Miles
         - John T. Sheehy
(2)      To elect the following two directors to
represent the
         interests of the holders of preferred
stock for the ensuing year:
         - David Manor
         - Marvin Yontef
         Directors whose term of office continued beyond this meeting are as follows: Sir Roden Cutler, David
Lindsay Elsum, Rt. Hon.
         Malcolm Fraser, Laurence S. Freedman,
Michael R. Horsburgh,
         Harry A. Jacobs, Jr., Howard A. Knight,
William J. Potter,
         Peter D. Sacks and Brian M. Sherman.
(3)      To ratify the selection of Price
Waterhouse LLP as independent
         public accountants of the Fund for
         the fiscal year ending October 31, 1998.
(4a)     To approve an amendment to the Fund's
investment policies to
         allow the Fund to invest up to 35% of its assets in Asian
         debt securities.
(4b)     To approve an amendment to the Fund's
investment policies
         regarding Australian debt securities.
(4c)     To approve an amendment to the Fund's
investment policy
         regarding liquidity.
(4d)     To approve an amendment to the Fund's
investment policies
         to allow the Fund to invest up to 15% of its total assets in Asian debt securities rated or
         considered by the Investment Manager to
be, below
         investment grade at the time of
investment and to
         reduce the percentage of its investments in debt
         securities which are, or considered by
the Investment
         Manager to be, rated AA or A quality.
(4e)     To approve an amendment to the Fund's
investment
         restrictions to allow the Fund to use
derivatives
         and to generally be able to purchase
mortgage-backed securities.

The results of the proxy solicitation on the above matters were as follows:

               Director/Auditor             Votes
for       Votes against      Votes withheld
Abstentions
         -----------------------------    --------
-----    ---------------    ----------------    --
-----------
(1)      Anthony E. Aaronson
150,784,570          --                  6,165,974
--
         Roger C. Maddock
150,860,935          --                  6,089,609
--
         Neville J. Miles
150,812,399          --                  6,138,146
--
         John T. Sheehy
150,838,587          --                  6,111,958
--
(2)      David Manor
12,033          --                         46
--
         Marvin Yontef
12,033          --                         46
--
(3)      Price Waterhouse LLP
150,600,645          3,257,337                  34
3,104,607
(4a)     Asian Investment Policy
85,844,813         13,464,613                 209
4,826,100
(4b)     Amend Australian debt
         Policies
88,966,213          9,700,833                  75
5,468,616
(4c)     Liquidity Policy
86,779,485         11,492,533                  72
5,863,646
(4d)     Rating Policies
82,034,752         16,770,291                  40
5,330,651
(4e)     Derivatives Policy
85,967,966         15,817,669                  54
5,350,050

Directors
Anthony E. Aaronson
Sir Roden Cutler
David Lindsay Elsum
Rt. Hon. Malcolm Fraser
Laurence S. Freedman, Chairman
Michael R. Horsburgh
Harry A. Jacobs, Jr.
Howard A. Knight
Roger C. Maddock
David Manor
Neville J. Miles
William J. Potter
Peter D. Sacks
John T. Sheehy
Brian M. Sherman
Marvin Yontef

Officers
Brian M. Sherman, President
Laurence S. Freedman, Vice President
Ouma Sananikone-Fletcher, Assistant Vice President
  and Chief Investment Officer
David Manor, Treasurer
Roy M. Randall, Secretary
Barry G. Sechos, Assistant Treasurer
Kenneth T. Kozlowski, Assistant Treasurer
Allan S. Mostoff, Assistant Secretary
Margaret A. Bancroft, Assistant Secretary

The accompanying financial statements as of April
30, 1998 were not audited and
accordingly, no opinion is expressed on them.

This report, including the financial statements herein, is transmitted to the shareholders of The First Australia Prime Income
Fund, Inc. for their
information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section
23(c) of the Investment
Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock in the open market.

--------------------------------------------------
-----------------
            Investment Manager
            EquitiLink International Management
Limited
            Union House, Union Street
            St. Helier, Jersey, Channel Islands

            Investment Adviser
            EquitiLink Australia Limited
            190 George Street
            Sydney, NSW 2000, Australia

            Administrator
            Prudential Investments Fund Management
LLC
            Gateway Center Three
            100 Mulberry Street
            Newark, NJ 07102-4077

            Custodian and Transfer Agent
            State Street Bank and Trust Company
            One Heritage Drive
            North Quincy, MA 02171

            Auction Agent
            The Chase Manhattan Bank
            450 West 33rd Street
            New York, New York 10001

            Independent Accountants
            Price Waterhouse LLP
            1177 Avenue of the Americas
            New York, New York 10036

            Legal Counsel
            Dechert Price & Rhoads
            1500 K Street N.W.
            Washington, D.C. 20005
            Stikeman, Elliot
            Level 32, Chifley Tower
            2 Chifley Square
            Sydney, NSW 2000, Australia

                               Gateway Center
Three
                               100 Mulberry Street
                              Newark, NJ 07102-
4077
                  for information call toll-free
(800) 362-3277
                              collect (973) 367-
7403
                   or for information regarding
net asset value
                                  (800) 451-6788

        The common shares of The First Australia
Prime Income Fund, Inc. are
      traded on the American Stock Exchange and on the Pacific Stock
      Exchange under the symbol 'FAX'. Information about the Fund's net asset value and market price is published weekly in Barron's and in the Monday edition of The Wall Street
Journal.

        For a weekly update of the Fund's net
asset value and share price,
      or to receive more information on the Fund, call toll-free:

                                    1-800-323-9995
318653102